RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Values [Table Text Block]
1.              Sales to related parties:

	For the years ended September 30,
	2013	2012	2011
	US$(’000)	US$(’000)	US$(’000)
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	$191	$-	$131
Shaanxi Tech Team Jinong Humic Acid Product Co., Ltd	1	-	-
Total	$192	$-	$131

Schedule Of Related Party Transactions Office Rental Income [Table Text Block]	2. Office Rental
	For the years ended September 30,
	2013	2012	2011
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,467	$26,001	$19,200